Property and Equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Beginning balance	R$ 21,328	R$ 13,347
Ending balance	26,087	21,328
Gross carrying amount
Property and equipment
Beginning balance	28,351	19,625
Additions	10,822	10,991
Disposals	(2,374)	(5,593)
Business combination	3,646	5,132
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		(1,012)
Write-offs		(792)
Ending balance	40,445	28,351
Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(7,023)	(6,278)
Depreciation charge for the period	(7,452)	(4,355)
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		211
Depreciation of disposals	117	3,399
Ending balance	(14,358)	(7,023)
Machinery and equipment
Property and equipment
Beginning balance	1,036	642
Ending balance	1,738	1,036
Machinery and equipment | Gross carrying amount
Property and equipment
Beginning balance	1,257	896
Additions	146	215
Disposals	(37)	(17)
Business combination	625	213
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		(50)
Ending balance	1,991	1,257
Machinery and equipment | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(221)	(254)
Depreciation charge for the period	(136)	(91)
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		10
Depreciation of disposals	104	114
Ending balance	(253)	(221)
Vehicles
Property and equipment
Beginning balance	21	47
Ending balance	181	21
Vehicles | Gross carrying amount
Property and equipment
Beginning balance	121	191
Disposals		(70)
Business combination	186
Ending balance	307	121
Vehicles | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(100)	(144)
Depreciation charge for the period	(26)	(24)
Depreciation of disposals		68
Ending balance	(126)	(100)
Furniture and fixture
Property and equipment
Beginning balance	1,974	1,769
Ending balance	3,223	1,974
Furniture and fixture | Gross carrying amount
Property and equipment
Beginning balance	2,353	2,296
Additions	1,365	636
Disposals	(114)	(895)
Business combination	325	517
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		(201)
Ending balance	3,929	2,353
Furniture and fixture | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(379)	(527)
Depreciation charge for the period	(327)	(254)
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		34
Depreciation of disposals		368
Ending balance	(706)	(379)
IT equipment
Property and equipment
Beginning balance	5,877	3,170
Ending balance	9,234	5,877
IT equipment | Gross carrying amount
Property and equipment
Beginning balance	7,272	5,080
Additions	4,612	2,529
Disposals	(1,289)	(3,061)
Business combination	2,300	2,775
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		(51)
Ending balance	12,895	7,272
IT equipment | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(1,395)	(1,910)
Depreciation charge for the period	(2,279)	(1,211)
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		17
Depreciation of disposals	13	1,709
Ending balance	(3,661)	(1,395)
Facilities
Property and equipment
Beginning balance	54	225
Ending balance	88	54
Facilities | Gross carrying amount
Property and equipment
Beginning balance	80	325
Additions	38	45
Disposals		(290)
Business combination	5
Ending balance	123	80
Facilities | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(26)	(100)
Depreciation charge for the period	(9)	(34)
Depreciation of disposals		108
Ending balance	(35)	(26)
Leasehold improvements
Property and equipment
Beginning balance	7,809	3,364
Ending balance	9,862	7,809
Leasehold improvements | Gross carrying amount
Property and equipment
Beginning balance	10,034	4,638
Additions	4,239	4,663
Disposals		(184)
Business combination	205	1,627
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		(710)
Ending balance	14,478	10,034
Leasehold improvements | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(2,225)	(1,274)
Depreciation charge for the period	(2,391)	(1,161)
Sale of Escola de Aplicacao Sao Jose dos Campos Ltda.		150
Depreciation of disposals		60
Ending balance	(4,616)	(2,225)
Others
Property and equipment
Beginning balance	4,557	4,130
Ending balance	1,761	4,557
Others | Gross carrying amount
Property and equipment
Beginning balance	7,234	6,199
Additions	422	2,903
Disposals	(934)	(1,076)
Write-offs		(792)
Ending balance	6,722	7,234
Others | Accumulated depreciation and amortisation
Property and equipment
Beginning balance	(2,677)	(2,069)
Depreciation charge for the period	(2,284)	(1,580)
Depreciation of disposals		972
Ending balance	R$ (4,961)	R$ (2,677)